Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.22650%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,229,648.53

Principal:
Principal Collections	$16,609,516.41
Prepayments in Full	$7,972,940.21
Liquidation Proceeds	$186,769.36
Recoveries	$49,684.98
Sub Total	$24,818,910.96
Collections	$26,048,559.49

Purchase Amounts:
Purchase Amounts Related to Principal	$421,692.95
Purchase Amounts Related to Interest	$1,498.54
Sub Total	$423,191.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,471,750.98

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,471,750.98
Servicing Fee	$363,852.99	$363,852.99	$0.00	$0.00	$26,107,897.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,107,897.99
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,107,897.99
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,107,897.99
Interest - Class A-3 Notes	$402,312.87	$402,312.87	$0.00	$0.00	$25,705,585.12
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$25,362,804.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,362,804.12
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$25,234,537.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,234,537.45
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$25,145,060.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,145,060.78
Regular Principal Payment	$22,773,928.19	$22,773,928.19	$0.00	$0.00	$2,371,132.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,371,132.59
Residual Released to Depositor	$0.00	$2,371,132.59	$0.00	$0.00	$0.00
Total		$26,471,750.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,773,928.19
Total					$22,773,928.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,773,928.19	$41.61	$402,312.87	$0.74	$23,176,241.06	$42.35
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$22,773,928.19	$14.42	$962,837.21	$0.61	$23,736,765.40	$15.03

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$159,331,829.67	0.2911181	$136,557,901.48	0.2495074
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$368,441,829.67	0.2333609	$345,667,901.48	0.2189365

Pool Information
Weighted Average APR	3.316%	3.318%
Weighted Average Remaining Term	30.38	29.59
Number of Receivables Outstanding	31,206	30,206
Pool Balance	$436,623,591.45	$411,269,569.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$402,621,130.11	$379,466,891.59
Pool Factor	0.2526757	0.2380033

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$31,802,677.48
Targeted Overcollateralization Amount	$65,601,667.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,601,667.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$163,103.45
(Recoveries)		108	$49,684.98
Net Loss for Current Collection Period			$113,418.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3117%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4155%
Second Prior Collection Period			0.4561%
Prior Collection Period			0.4363%
Current Collection Period			0.3210%
Four Month Average (Current and Prior Three Collection Periods)			0.4072%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,481	$13,729,732.99
(Cumulative Recoveries)			$2,568,040.56
Cumulative Net Loss for All Collection Periods			$11,161,692.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6459%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,944.19
Average Net Loss for Receivables that have experienced a Realized Loss			$3,206.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	280	$5,202,562.05
61-90 Days Delinquent	0.15%	36	$631,954.58
91-120 Days Delinquent	0.02%	6	$86,902.79
Over 120 Days Delinquent	0.14%	31	$558,936.30
Total Delinquent Receivables	1.58%	353	$6,480,355.72

Repossession Inventory:
Repossessed in the Current Collection Period		16	$237,362.46
Total Repossessed Inventory		21	$402,213.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2947%
Prior Collection Period			0.2660%
Current Collection Period			0.2417%
Three Month Average			0.2674%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3107%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	33

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$1,527,840.58
2 Months Extended	134	$2,591,669.53
3+ Months Extended	22	$361,239.79

Total Receivables Extended	243	$4,480,749.90

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer